UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    August 12, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	51

Form 13F Information Table Value Total:   	$136,596



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3894    92095 SH       SOLE                    92095
Allstate Corp                  COM              020002101     4342    93280 SH       SOLE                    93280
Alltel Corp                    COM              020039103     3596    71038 SH       SOLE                    71038
AmerisourceBergen Corp         COM              03073E105     3012    50385 SH       SOLE                    50385
BP Amoco PLC Spons ADR F       COM              055622104      343     6412 SH       SOLE                     6412
Bank Of America Corporation    COM              060505104     3478    41097 SH       SOLE                    41097
Bank One Corp                  COM              06423A103     3305    64804 SH       SOLE                    64804
Boeing Co                      COM              097023105     2131    41720 SH       SOLE                    41720
Bristol-Myers Squibb           COM              110122108     3011   122886 SH       SOLE                   122886
Burlington Resources           COM              122014103     4348   120178 SH       SOLE                   120178
ChevronTexaco                  COM              166764100     4152    44123 SH       SOLE                    44123
Citigroup Inc                  COM              172967101      257     5530 SH       SOLE                     5530
Dell Inc                       COM              24702R101     2042    57018 SH       SOLE                    57018
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1114    25079 SH       SOLE                    25079
Flaherty & Crumrine Pfd Inc Op COM              33848E106     2234   178029 SH       SOLE                   178029
Fortune Brands                 COM              349631101     2958    39209 SH       SOLE                    39209
General Electric               COM              369604103      558    17220 SH       SOLE                    17220
Health Care Select Spdr        COM              81369Y209     8371   273925 SH       SOLE                   273925
Honeywell Inc                  COM              438516106     2731    74570 SH       SOLE                    74570
Hubbell Inc Cl B               COM              443510201     2919    62500 SH       SOLE                    62500
Inco Ltd                       COM              453258402     2564    74200 SH       SOLE                    74200
Intel Corp                     COM              458140100     1740    63055 SH       SOLE                    63055
Intl Bus Machines              COM              459200101      289     3278 SH       SOLE                     3278
Ivax Corp                      COM              465823102     4182   174325 SH       SOLE                   174325
Johnson & Johnson              COM              478160104      262     4710 SH       SOLE                     4710
Kerr-Mcgee Corp                COM              492386107     4508    83840 SH       SOLE                    83840
Kimberly Clark                 COM              494368103     3590    54495 SH       SOLE                    54495
Kroger                         COM              501044101     3200   175835 SH       SOLE                   175835
Laboratory Corp                COM              50540R409     2931    73825 SH       SOLE                    73825
Liberty Media Corp             COM              530718105     3868   430215 SH       SOLE                   430215
Liberty Media Intl Inc A       COM              530719103      769    20726 SH       SOLE                    20726
MB Financial Inc               COM              55264U108      426    11562 SH       SOLE                    11562
Millennium Cell Inc            COM              60038b105       28    15000 SH       SOLE                    15000
Morgan Stanley Dean Witter Dis COM              617446448      323     6125 SH       SOLE                     6125
Motorola                       COM              620076109     1525    83560 SH       SOLE                    83560
National Semiconductor Corp    COM              637640103     3689   167770 SH       SOLE                   167770
News Corp                      COM              652487703     4376   123545 SH       SOLE                   123545
Northrop Corp                  COM              666807102     2968    55270 SH       SOLE                    55270
Novartis AG Sponsored ADR      COM              66987V109     3894    87495 SH       SOLE                    87495
Nuveen Quality Preferred Incom COM              67072C105     3361   239200 SH       SOLE                   239200
Praxair Inc                    COM              74005P104     3466    86850 SH       SOLE                    86850
Sara Lee Corp                  COM              803111103     3497   152120 SH       SOLE                   152120
Texas Instruments              COM              882508104     1571    64960 SH       SOLE                    64960
Time Warner Inc                COM              887317105     3713   211180 SH       SOLE                   211180
Unisys Corp                    COM              909214108     4386   316000 SH       SOLE                   316000
Utility Sector Spdr            COM              81369Y886     4778   201085 SH       SOLE                   201085
Wal-Mart                       COM              931142103     3387    64201 SH       SOLE                    64201
Walt Disney Co                 COM              254687106     2745   107680 SH       SOLE                   107680
Washington Mutual Inc          COM              939322103     1557    40299 SH       SOLE                    40299
Wrigley (Wm) Jr Co             COM              982526105      205     3254 SH       SOLE                     3254